Warrants (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Warrants
Schedule of warrants outstanding

As of September 30, 2013, we had the following warrants outstanding:

Outstanding Warrants	Exercise Price ($)	Expiration	Notes
600	3.15 –4.04	2018
1,787,171	4.05	2018	Contain full ratchet anti-dilution protection to $3.50 per share
307,424	6.00 – 17.00	2017, 2018
159,468	62.50 – 251.00	2014 - 2018
2,254,663

Secured Convertible Notes	Merkin Note $2.0 million Face Value	COR Note $0.5 million Face Value	Hexagon Note $2.5 million Face Value	Avalon Note $1.5 million Face Value	Second Hexagon Note $1.5 million Face Value
	(thousands)	(thousands)	(thousands)	(thousands)	(thousands)
Proceeds	$(2,000)	$(500)	$(2,500)	$(1,500)	$(1,500)
Compound embedded derivative	10,068	333	460	708	432
Warrant derivative liability	—	—	3,954	5,147	2,135
Day-one derivative loss	(8,068)	—	(1,914)	(4,355)	(1,067)
Carrying value	$—	$(167)	$—	$—	$—

Warrants Issued for Services
Warrants
Schedule of assumptions used in estimating the fair value of awards granted

Assumptions used in estimating the fair value of service warrants granted through September 30, 2013 included the following:

Expected Term	0.25 to 4.8 years
Volatility*	121.5% to 176.7%
Risk-Free Rate	0.02% to 1.30%
Dividend Yield	—

*The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

Investor Warrants
Warrants
Schedule of assumptions used in estimating the fair value of awards granted

Assumptions used in estimating the fair value of investor warrants granted through September 30, 2013 included the following:

Expected Term	0.09 to 5.7 years
Volatility*	123.6% to 174.9%
Risk-Free Rate	0.02% to 1.60%
Dividend Yield	—

*The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.